Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flow (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 11,926	$ 10,878	$ 10,294
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries and VIEs	(12,086)	(11,137)	(10,715)
Due from a related party	(471)
Prepaid expenses and other current assets	124	(263)	(92)
Net cash used in operating activities	(507)	(522)	(513)
Cash flows from investing activities
Loan to a subsidiary	(150)		(6,660)
Net cash used in investing activities	(150)		(6,660)
Cash flows from financing activities
Due to a related party	110		(600)
Loans from third parities	1,190
Repayment to a third party	(600)
Deferred issuance costs			(279)
Proceeds from initial public offering			8,547
Net cash provided by financing activities	700		7,668
Net increase(decrease) in cash	43	(522)	495
Cash, cash equivalents and restricted cash, beginning of year	20	542	47
Cash, cash equivalents and restricted cash, end of year	$ 63	$ 20	$ 542